Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of other (expense) income

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans		278	(51)
Early debt redemption costs	25	(53)	(50)
Equity (losses) gains from investments in associates and joint ventures	20
(Loss) gain on investment		(49)	43
Operations		(46)	(38)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(24)	(83)
(Losses) gains on investments		(6)	3
Other		60	(18)
Total other income (expense)		160	(194)